Restatement of Previously Issued Financial Statements - Schedule of balance sheets (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Aug. 11, 2020
Balance Sheet
Total Liabilities	$ 37,677,356		$ 28,621,953
Additional paid-in capital	19,303,036		8,718,352
Accumulated deficit	(14,304,088)		(3,719,296)
Total stockholders' equity	$ 5,000,003	$ 5,000,003	5,000,005	$ 0
As Previously Reported
Balance Sheet
Total Liabilities			8,185,952
Class A common stock subject to possible redemption			241,842,320
Class A common stock			112
Additional paid-in capital			5,117,598
Accumulated deficit			(118,337)
Total stockholders' equity			5,000,006
Restatement Adjustment
Balance Sheet
Derivative warrant liabilities			20,436,001
Total Liabilities			20,436,001
Class A common stock subject to possible redemption			(20,436,001)
Class A common stock			204
Additional paid-in capital			3,600,754
Accumulated deficit			(3,600,959)
Total stockholders' equity			(1)
As Restated
Balance Sheet
Derivative warrant liabilities			20,436,001
Total Liabilities			28,621,953
Class A common stock subject to possible redemption			221,406,320
Class A common stock			316
Additional paid-in capital			8,718,352
Accumulated deficit			(3,719,296)
Total stockholders' equity			$ 5,000,005